AOMT 2023-2 ABS-15G

Exhibit 99.30

Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
2023020143	xxxx	Interest Rate	notePage	xxxx	xxxx	Per Note interest rate is xxxx%